Segment Information - Additional Information (Detail) - segment	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Number of operating segments	1
USA
Disclosure of operating segments [line items]
Percentage of entity's revenue	100.00%	100.00%